COMMITMENTS AND CONTINGENCIES - LOSS ON CONTINGENCIES (Details)				1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2013 Southern California Gas Company [Member] USD ($)	Apr. 30, 2010 Loss from Catastrophes [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2013 Loss from Catastrophes [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2013 Liberty Gas Storage Litigation [Member] USD ($)	Dec. 31, 2013 HMRC VAT Claim [Member] Parent Company [Member] GBP (£)	Dec. 31, 2013 Sunrise Powerlink Construction [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2013 Sunrise San Diego County Mechanics Lien [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2013 Sunrise Imperial County Mechanics Lien [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)	Dec. 31, 2013 Rim Rock [Member] San Diego Gas and Electric Company and Subsidiary [Member] USD ($)
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value	$ 154,000,000	$ 146,000,000	$ 100,000		$ 104,000,000
Loss Contingency, Accrual Carrying Value, Current					63,000,000
Loss Contingency, Accrual Carrying Value, Noncurrent					41,000,000
Payments for Legal Settlements				14,750,000
Litigation Settlement, Gross					824,000,000
Claims Payments By Insurers To All Claimants					1,600,000,000
Percentage of Total Claims to be Paid by Company					57.50%
Total Individual And Business Claims					380,000,000
Liability Insurance Coverage, Maximum		1,100,000,000
Loss Contingency, Monetary Damages Sought						56,700,000
Loss Contingency, Counterclaim Minimum						215,000,000
Payments For Legal Settlements In Excess Of Recovered Amounts					344,000,000
VAT Tax Claim Amount							86,000,000
Regulatory Assets Arising From Wildfire Litigation Costs					330,000,000
Portion of Regulatory Assets Arising From Wildfire Litigation Related To CPUC-Regulated Operations					315,000,000
Potential After-Tax Earnings Impact		186,000,000
Fixed Fee Contract Amount								456,000,000
Unbilled Change Orders								180,300,000	99,200,000	81,100,000
Estimated Tax Equity Investment											$ 285,000,000